Managed Futures Strategy Fund Investment Objectives and Goals - Class A Class C and Institutional [Member] - Managed Futures Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Managed Futures Strategy Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Managed Futures Strategy Fund (the “Fund”) seeks to achieve absolute returns.